Intangible assets (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Balance at the period beginning	$ 42,344,000,000	$ 39,078,000,000
Additions	2,218,000,000	6,814,000,000
Disposals	(111,000,000)	(233,000,000)
Intangible assets, deconsolidation	(36,546,000,000)	(4,928,000,000)
Devaluation	(40,000,000)
Transfers	(2,000,000)	(80,000,000)
Assets incorporated by business combination		103,000,000
Currency translation adjustment	(2,480,000,000)	8,643,000,000
Depreciation charge	(2,393,000,000)	(7,053,000,000)
Balance at period end	2,990,000,000	42,344,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(51,972,000,000)	(44,919,000,000)
Balance at period end	(1,296,000,000)	(51,972,000,000)
Contracts And Others [Member]
Statement [Line Items]
Balance at the period beginning	8,398,000,000	5,199,000,000
Additions	1,704,000,000	4,453,000,000
Disposals	0	0
Intangible assets, deconsolidation	(6,366,000,000)	0
Transfers	0	96,000,000
Assets incorporated by business combination		0
Currency translation adjustment	(598,000,000)	1,038,000,000
Depreciation charge	(798,000,000)	(2,196,000,000)
Balance at period end	2,340,000,000	8,398,000,000
Contracts And Others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(10,504,000,000)	(8,308,000,000)
Balance at period end	(524,000,000)	(10,504,000,000)
Goodwill [Member]
Statement [Line Items]
Balance at the period beginning	8,744,000,000	10,111,000,000
Additions	0	0
Disposals	0	0
Intangible assets, deconsolidation	(8,479,000,000)	(4,895,000,000)
Devaluation	(40,000,000)
Transfers	0	(2,000,000)
Assets incorporated by business combination		17,000,000
Currency translation adjustment	161,000,000	3,509,000,000
Depreciation charge	0	0
Balance at period end	386,000,000	8,744,000,000
Goodwill [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	0	0
Balance at period end	0	0
Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning	6,392,000,000	5,789,000,000
Additions	486,000,000	2,361,000,000
Disposals	(111,000,000)	(206,000,000)
Intangible assets, deconsolidation	(4,654,000,000)	(33,000,000)
Transfers	2,000,000	(14,000,000)
Assets incorporated by business combination		29,000,000
Currency translation adjustment	(695,000,000)	999,000,000
Depreciation charge	(1,152,000,000)	(2,561,000,000)
Balance at period end	264,000,000	6,392,000,000
Information Systems And Software [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(9,407,000,000)	(6,846,000,000)
Balance at period end	(772,000,000)	(9,407,000,000)
Customer Relations [Member]
Statement [Line Items]
Balance at the period beginning	3,718,000,000	4,733,000,000
Additions	28,000,000	0
Disposals	0	(27,000,000)
Intangible assets, deconsolidation	(3,141,000,000)	0
Transfers	0	0
Assets incorporated by business combination		57,000,000
Currency translation adjustment	(273,000,000)	649,000,000
Depreciation charge	(332,000,000)	(1,694,000,000)
Balance at period end	0	3,718,000,000
Customer Relations [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(19,644,000,000)	(17,950,000,000)
Balance at period end	0	(19,644,000,000)
Licenses [Member]
Statement [Line Items]
Balance at the period beginning	3,635,000,000	3,458,000,000
Additions	0	0
Disposals	0	0
Intangible assets, deconsolidation	(3,292,000,000)	0
Transfers	0	0
Assets incorporated by business combination		0
Currency translation adjustment	(260,000,000)	596,000,000
Depreciation charge	(83,000,000)	(419,000,000)
Balance at period end	0	3,635,000,000
Licenses [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(11,412,000,000)	(10,993,000,000)
Balance at period end	0	(11,412,000,000)
Trademarks [Member]
Statement [Line Items]
Balance at the period beginning	11,457,000,000	9,788,000,000
Additions	0	0
Disposals	0	0
Intangible assets, deconsolidation	(10,614,000,000)	0
Devaluation	0
Transfers	0	0
Assets incorporated by business combination		0
Currency translation adjustment	(815,000,000)	1,852,000,000
Depreciation charge	(28,000,000)	(183,000,000)
Balance at period end	0	11,457,000,000
Trademarks [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(1,005,000,000)	(822,000,000)
Balance at period end	0	(1,005,000,000)
Costs [Member]
Statement [Line Items]
Balance at the period beginning	94,316,000,000	83,997,000,000
Balance at period end	4,286,000,000	94,316,000,000
Costs [Member] | Contracts And Others [Member]
Statement [Line Items]
Balance at the period beginning	18,902,000,000	13,507,000,000
Balance at period end	2,864,000,000	18,902,000,000
Costs [Member] | Goodwill [Member]
Statement [Line Items]
Balance at the period beginning	8,744,000,000	10,111,000,000
Balance at period end	386,000,000	8,744,000,000
Costs [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning	15,799,000,000	12,635,000,000
Balance at period end	1,036,000,000	15,799,000,000
Costs [Member] | Customer Relations [Member]
Statement [Line Items]
Balance at the period beginning	23,362,000,000	22,683,000,000
Balance at period end	0	23,362,000,000
Costs [Member] | Licenses [Member]
Statement [Line Items]
Balance at the period beginning	15,047,000,000	14,451,000,000
Balance at period end	0	15,047,000,000
Costs [Member] | Trademarks [Member]
Statement [Line Items]
Balance at the period beginning	12,462,000,000	10,610,000,000
Balance at period end	$ 0	$ 12,462,000,000